Accounts Receivable	12 Months Ended
Dec. 31, 2012
Accounts Receivable [Abstract]
Accounts Receivable
Note 3 - Accounts Receivable

Included in our $821,608 and $1,239,903 net accounts receivable for the years ending December 2012 and 2011, respectively, were (i) $856,462 and $1,269,579 for billed trade receivables, respectively; (ii) $44,478 and $23,814 of unbilled trade receivables, respectively; (iii) $1,808 and $0 for employee travel advances and other receivables, respectively; less (iv) $81,140 and $53,490 for allowance for uncollectible accounts, respectively.

Included in the numbers above is our single largest customer for each year ended December 31, 2012 and, 2011, which provided 85% and 89% of total revenue and represented 71% and 79% of our trade receivables on December 31, 2012 and 2011, respectively.

Our largest customer initially signed a three-year agreement which has now expired, although we did receive a contract extension through May 31, 2013 to continue to provide services. Unless we can replace that customer with another similarly large customer or customers, revenues will decline substantially, which will harm our business.